EQUITY (Notes)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
EQUITY
EQUITY

Series A and B Convertible Preferred Stock - There are no shares of Series A or Series B Preferred Stock currently issued or outstanding.

Common Stock - At December 31, 2016, we had approximately 373.2 million shares of authorized and unreserved common stock available for issuance.

Dividends - Dividends paid totaled $517.6 million, $509.2 million and $443.8 million for 2016, 2015 and 2014, respectively. The following table sets forth the quarterly dividends per share declared and paid on our common stock for the periods indicated:

	Years Ended December 31,
	2016	2015	2014
First Quarter	$0.615	$0.605	$0.40
Second Quarter	0.615	0.605	0.56
Third Quarter	0.615	0.605	0.575
Fourth Quarter	0.615	0.615	0.59
Total	$2.46	$2.43	$2.125

Additionally, a quarterly dividend of $0.615 per share was declared in January 2017, payable in the first quarter 2017.

See Note O for a discussion of ONEOK Partners’ issuance of common units and distributions to noncontrolling interests.